Oct. 01, 2021
VanEck Morningstar Durable Dividend ETF
VanEck Morningstar Durable Dividend ETF
SUPPLEMENT DATED OCTOBER 1, 2021 TO
THE PROSPECTUS DATED FEBRUARY 1, 2021, as supplemented,
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus for VanEck® ETF Trust (the “Trust”) regarding VanEck Morningstar Durable Dividend ETF (the "Fund"), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on September 14, 2021, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees that are not interested persons of the Trust, unanimously approved Van Eck Associates Corporation’s, the investment adviser to the Fund (the “Adviser”), proposal to amend the Investment Management Agreement between the Adviser and the Trust for the Fund to convert the Fund’s management fee (the “Management Fee”) to a unitary fee structure pursuant to which the Adviser would agree to pay all of the expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

Accordingly, effective on October 1, 2021, the Fund's Prospectus is supplemented as follows:

The "Annual Fund Operating Expenses" table (including the related footnotes) as included under the Fund's "Summary Information" section of the Prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.29%
Other Expenses(a)(b)	0.00%
Total Annual Fund Operating Expenses(a)	0.29%

The second paragraph and table under the “Summary Information-VanEck Morningstar Durable Dividend ETF-Expense Example” section of the Prospectus is hereby deleted and replaced with the following:Expense Example
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$30
3	$93
5	$163
10	$368

Please retain this supplement for future reference.